Inventories	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Inventory Disclosure [Abstract]
Inventories [Text Block]

7. Inventories

The Company tracks inventory as it progresses through the production process. The Company allocates inventory into four major buckets: Raw material, work in progress, trading goods, and finished goods.

	May 31, 2022	February 28, 2022
Raw materials	$5,106,207	$4,640,896
Work in progress	403,966	259,235
Finished goods	87,815	69,308
Trading goods	623,712	-
Total	$6,221,700	$4,969,439

7. Inventories

The Company allocates inventory into three major buckets: Raw material, work in progress, and finished goods.

February 28, 2022
Raw materials	$4,640,896
Work in progress	259,235
Finished goods	69,308
Total	$4,969,439